UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA GROWTH & INCOME FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2005

[LOGO OF USAA]
   USAA(R)

                             USAA GROWTH &
                                     INCOME Fund

                                          [GRAPHIC OF USAA GROWTH & INCOME FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2005

                                                                      (Form N-Q)

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USAA GROWTH & INCOME FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES     SECURITY                                                                      (000)
--------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (97.3%)

               COMMON STOCKS (95.5%)
               ---------------------
               ADVERTISING (0.6%)
   200,300     Lamar Advertising Co. "A"*                                               $    7,487
                                                                                        ----------
               AEROSPACE & DEFENSE (4.4%)
   192,250     Engineered Support Systems, Inc.                                              6,790
   300,696     European Aeronautic Defence and Space Co. EADS N.V. (Netherlands)*(i)         8,498
    78,100     General Dynamics Corp.                                                        8,204
   145,800     Precision Castparts Corp.                                                    10,740
    77,400     Rockwell Collins, Inc.                                                        3,551
   159,700     United Technologies Corp.                                                    16,245
                                                                                        ----------
                                                                                            54,028
                                                                                        ----------
               ALUMINUM (0.9%)
   400,100     Alcoa, Inc.                                                                  11,611
                                                                                        ----------
               APPAREL, ACCESSORIES, & LUXURY GOODS (0.6%)
    84,300     Columbia Sportswear Co.*                                                      3,625
    95,100     Liz Claiborne, Inc.                                                           3,369
                                                                                        ----------
                                                                                             6,994
                                                                                        ----------
               APPAREL RETAIL (1.5%)
   155,300     Chico's FAS, Inc.*                                                            3,980
   140,600     Christopher & Banks Corp.                                                     2,196
   269,400     Gap, Inc.                                                                     5,752
   289,250     Pacific Sunwear of California, Inc.*                                          6,540
                                                                                        ----------
                                                                                            18,468
                                                                                        ----------
               ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
   237,300     Northern Trust Corp.                                                         10,686
    87,000     State Street Corp.                                                            4,022
                                                                                        ----------
                                                                                            14,708
                                                                                        ----------
               BIOTECHNOLOGY (1.3%)
   190,600     Genzyme Corp.*                                                               11,171
    92,300     OSI Pharmaceuticals, Inc.*                                                    4,369
                                                                                        ----------
                                                                                            15,540
                                                                                        ----------
               BROADCASTING & CABLE TV (1.3%)
   112,200     Cablevision Systems Corp. "A"*                                                2,912
   429,700     Citadel Broadcasting Corp.*                                                   5,401
   257,400     Comcast Corp. "A"*                                                            8,167
                                                                                        ----------
                                                                                            16,480
                                                                                        ----------
               CASINOS & GAMING (0.4%)
    69,600     Harrah's Entertainment, Inc.(a)                                               4,567
                                                                                        ----------
               COMMUNICATIONS EQUIPMENT (2.6%)
   774,400     Cisco Systems, Inc.*                                                         13,382
   519,100     Corning, Inc.*                                                                7,138
   247,400     Motorola, Inc.                                                                3,795
   515,100     Polycom, Inc.*                                                                7,860
                                                                                        ----------
                                                                                            32,175
                                                                                        ----------
               COMPUTER HARDWARE (1.1%)
   405,800     Dell, Inc.*                                                                  14,134
                                                                                        ----------

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                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES     SECURITY                                                                      (000)
--------------------------------------------------------------------------------------------------
               COMPUTER STORAGE & PERIPHERALS (0.3%)
   146,000     SanDisk Corp.*                                                           $    3,460
                                                                                        ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
    71,500     Caterpillar, Inc.                                                             6,296
    58,400     Oshkosh Truck Corp.                                                           4,389
                                                                                        ----------
                                                                                            10,685
                                                                                        ----------
               CONSUMER ELECTRONICS (0.3%)
    79,900     Garmin Ltd.(a)                                                                3,156
                                                                                        ----------
               CONSUMER FINANCE (0.4%)
    99,000     American Express Co.                                                          5,217
                                                                                        ----------
               DATA PROCESSING & OUTSOURCED SERVICES (2.0%)
    52,600     Affiliated Computer Services, Inc. "A"*                                       2,508
    58,400     DST Systems, Inc.*                                                            2,651
   264,500     First Data Corp.                                                             10,059
   233,600     Fiserv, Inc.*                                                                 9,881
                                                                                        ----------
                                                                                            25,099
                                                                                        ----------
               DIVERSIFIED BANKS (2.6%)
   698,008     Bank of America Corp.                                                        31,438
                                                                                        ----------
               DIVERSIFIED CHEMICALS (1.3%)
   343,600     Du Pont (E.I.) De Nemours & Co.                                              16,187
                                                                                        ----------
               DIVERSIFIED COMMERCIAL SERVICES (0.8%)
   157,500     Career Education Corp.*                                                       4,952
   111,500     ITT Educational Services, Inc.*(a)                                            5,127
                                                                                        ----------
                                                                                            10,079
                                                                                        ----------
               DRUG RETAIL (0.3%)
 1,011,700     Rite Aid Corp.*                                                               3,672
                                                                                        ----------
               ELECTRIC UTILITIES (1.1%)
   403,600     PG&E Corp.                                                                   14,013
                                                                                        ----------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.7%)
   456,200     Symbol Technologies, Inc.                                                     6,099
   110,100     Tektronix, Inc.                                                               2,385
                                                                                        ----------
                                                                                             8,484
                                                                                        ----------
               ELECTRONIC MANUFACTURING SERVICES (0.3%)
   137,200     Benchmark Electronics, Inc.*                                                  3,710
                                                                                        ----------
               ENVIRONMENTAL SERVICES (0.5%)
   173,200     Waste Connections, Inc.*                                                      6,100
                                                                                        ----------
               FOOD RETAIL (0.4%)
   213,600     Safeway, Inc.*                                                                4,548
                                                                                        ----------
               GENERAL MERCHANDISE STORES (0.4%)
   184,600     Dollar Tree Stores, Inc.*                                                     4,521
                                                                                        ----------

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                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES     SECURITY                                                                      (000)
--------------------------------------------------------------------------------------------------
               GOLD (0.4%)
   125,600     Freeport-McMoRan Copper & Gold, Inc. "B"(a)                              $    4,353
                                                                                        ----------
               HEALTH CARE EQUIPMENT (3.8%)
   268,100     Baxter International, Inc.                                                    9,947
    30,500     Biomet, Inc.                                                                  1,180
   104,000     Diagnostic Products Corp.                                                     5,044
   129,000     Fisher Scientific International, Inc.*                                        7,660
    23,800     Kinetic Concepts, Inc.*                                                       1,463
   349,400     Medtronic, Inc.                                                              18,413
    64,500     Waters Corp.*                                                                 2,556
                                                                                        ----------
                                                                                            46,263
                                                                                        ----------
               HEALTH CARE FACILITIES (1.4%)
   217,300     HCA, Inc.                                                                    12,134
   105,200     Triad Hospitals, Inc.*                                                        5,392
                                                                                        ----------
                                                                                            17,526
                                                                                        ----------
               HEALTH CARE SERVICES (0.2%)
   170,400     Dendrite International, Inc.*                                                 2,628
                                                                                        ----------
               HEALTH CARE SUPPLIES (0.7%)
    74,900     Cooper Companies, Inc.                                                        5,059
    83,800     Edwards Lifesciences Corp.*                                                   3,691
                                                                                        ----------
                                                                                             8,750
                                                                                        ----------
               HOME ENTERTAINMENT SOFTWARE (0.9%)
   208,700     Electronic Arts, Inc.*(a)                                                    11,143
                                                                                        ----------
               HOME IMPROVEMENT RETAIL (1.3%)
   295,600     Lowe's Companies, Inc.                                                       15,404
                                                                                        ----------
               HOMEBUILDING (0.7%)
   285,300     D.R. Horton, Inc.                                                             8,702
                                                                                        ----------
               HOUSEHOLD PRODUCTS (1.3%)
   302,300     Procter & Gamble Co.                                                         16,370
                                                                                        ----------
               HOUSEWARES & SPECIALTIES (0.4%)
   176,400     Yankee Candle Co., Inc.*                                                      4,902
                                                                                        ----------
               HYPERMARKETS & SUPER CENTERS (0.4%)
   103,500     Wal-Mart Stores, Inc.                                                         4,879
                                                                                        ----------
               INDUSTRIAL CONGLOMERATES (3.7%)
   831,900     General Electric Co.                                                         30,115
   472,700     Tyco International Ltd.                                                      14,800
                                                                                        ----------
                                                                                            44,915
                                                                                        ----------
               INDUSTRIAL GASES (1.2%)
   253,300     Air Products & Chemicals, Inc.                                               14,876
                                                                                        ----------
               INDUSTRIAL MACHINERY (1.4%)
   169,300     Ingersoll-Rand Co. Ltd. "A"                                                  13,014
    66,000     Parker Hannifin Corp.                                                         3,956
                                                                                        ----------
                                                                                            16,970
                                                                                        ----------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES     SECURITY                                                                      (000)
--------------------------------------------------------------------------------------------------
               INSURANCE BROKERS (0.5%)
   237,600     Arthur J. Gallagher & Co.                                                $    6,615
                                                                                        ----------
               INTEGRATED OIL & GAS (4.5%)
   201,800     ConocoPhillips                                                               21,159
   481,600     Exxon Mobil Corp.                                                            27,466
   129,800     Petro-Canada (Canada)                                                         7,201
                                                                                        ----------
                                                                                            55,826
                                                                                        ----------
               INTERNET SOFTWARE & SERVICES (0.9%)
   312,500     Yahoo!, Inc.*                                                                10,784
                                                                                        ----------
               INVESTMENT BANKING & BROKERAGE (2.2%)
   730,000     E*TRADE Financial Corp.*                                                      8,110
   342,900     Merrill Lynch & Co., Inc.                                                    18,493
                                                                                        ----------
                                                                                            26,603
                                                                                        ----------
               MANAGED HEALTH CARE (2.0%)
   121,500     Coventry Health Care, Inc.*                                                   8,314
   469,000     Health Net, Inc.*                                                            15,960
                                                                                        ----------
                                                                                            24,274
                                                                                        ----------
               MOVIES & ENTERTAINMENT (3.2%)
 1,700,000     Time Warner, Inc.*                                                           28,577
   304,500     Viacom, Inc. "B"                                                             10,542
                                                                                        ----------
                                                                                            39,119
                                                                                        ----------
               MULTI-LINE INSURANCE (0.7%)
   167,500     American International Group, Inc.                                            8,517
                                                                                        ----------
               OIL & GAS DRILLING (1.3%)
   106,700     Ensco International, Inc.                                                     3,479
   357,300     GlobalSantaFe Corp.                                                          12,005
                                                                                        ----------
                                                                                            15,484
                                                                                        ----------
               OIL & GAS EQUIPMENT & SERVICES (1.2%)
   213,700     Schlumberger Ltd.                                                            14,619
                                                                                        ----------
               OIL & GAS EXPLORATION & PRODUCTION (2.5%)
   489,900     Chesapeake Energy Corp.                                                       9,426
   232,400     Noble Energy, Inc.(a)                                                        14,901
   207,333     XTO Energy, Inc.                                                              6,255
                                                                                        ----------
                                                                                            30,582
                                                                                        ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (3.0%)
   669,774     Citigroup, Inc.                                                              31,452
   145,000     Principal Financial Group, Inc.                                               5,667
                                                                                        ----------
                                                                                            37,119
                                                                                        ----------
               PACKAGED FOODS & MEAT (1.1%)
   149,900     General Mills, Inc.                                                           7,405
   138,600     Kellogg Co.                                                                   6,230
                                                                                        ----------
                                                                                            13,635
                                                                                        ----------
               PERSONAL PRODUCTS (0.7%)
   172,000     Gillette Co.                                                                  8,882
                                                                                        ----------

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                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES     SECURITY                                                                      (000)
--------------------------------------------------------------------------------------------------
               PHARMACEUTICALS (6.6%)
   464,200     Abbott Laboratories                                                      $   22,820
   331,200     Biovail Corp. (Canada)*                                                       4,584
   145,400     Eli Lilly and Co.                                                             8,502
   492,500     Pfizer, Inc.                                                                 13,381
   780,400     Schering-Plough Corp.                                                        16,287
   358,900     Wyeth                                                                        16,129
                                                                                        ----------
                                                                                            81,703
                                                                                        ----------
               PROPERTY & CASUALTY INSURANCE (1.5%)
    90,800     Ambac Financial Group, Inc.                                                   6,070
   341,646     St. Paul Travelers Companies, Inc.                                           12,231
                                                                                        ----------
                                                                                            18,301
                                                                                        ----------
               REAL ESTATE INVESTMENT TRUSTS (0.8%)
   157,000     Simon Property Group, Inc.                                                   10,373
                                                                                        ----------
               REGIONAL BANKS (0.7%)
   115,700     Zions Bancorp                                                                 8,102
                                                                                        ----------
               RESTAURANTS (0.5%)
   153,200     CBRL Group, Inc.(a)                                                           5,903
                                                                                        ----------
               SEMICONDUCTOR EQUIPMENT (0.9%)
    47,300     Cabot Microelectronics Corp.*(a)                                              1,362
   144,100     Lam Research Corp.*                                                           3,696
   169,900     Varian Semiconductor Equipment Associates, Inc.*                              6,336
                                                                                        ----------
                                                                                            11,394
                                                                                        ----------
               SEMICONDUCTORS (2.5%)
   494,000     Intel Corp.                                                                  11,619
    70,800     International Rectifier Corp.*                                                3,012
   144,200     Maxim Integrated Products, Inc.                                               5,393
   440,800     Texas Instruments, Inc.                                                      11,002
                                                                                        ----------
                                                                                            31,026
                                                                                        ----------
               SOFT DRINKS (1.4%)
   320,100     PepsiCo, Inc.                                                                17,810
                                                                                        ----------
               SPECIALTY STORES (2.2%)
   407,200     Michaels Stores, Inc.                                                        13,519
   102,000     O'Reilly Automotive, Inc.*                                                    5,235
   180,000     Petco Animal Supplies, Inc.*                                                  5,634
   116,750     Staples, Inc.                                                                 2,226
                                                                                        ----------
                                                                                            26,614
                                                                                        ----------
               SYSTEMS SOFTWARE (2.9%)
 1,405,900     Microsoft Corp.                                                              35,569
                                                                                        ----------
               TECHNOLOGY DISTRIBUTORS (0.4%)
    88,300     CDW Corp.                                                                     4,829
                                                                                        ----------
               THRIFTS & MORTGAGE FINANCE (1.9%)
    82,400     Freddie Mac(d)                                                                5,069
   157,800     Golden West Financial Corp.                                                   9,836
    38,300     Indymac Bancorp, Inc.                                                         1,474
   331,000     Sovereign Bancorp, Inc.                                                       6,808
                                                                                        ----------
                                                                                            23,187
                                                                                        ----------

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                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES     SECURITY                                                                      (000)
--------------------------------------------------------------------------------------------------
               TOBACCO (1.5%)
   285,900     Altria Group, Inc.                                                       $   18,581
                                                                                        ----------
               TRADING COMPANIES & DISTRIBUTORS (0.4%)
    98,700     Fastenal Co.(a)                                                               5,286
                                                                                        ----------
               TRUCKING (0.3%)
    82,900     Yellow Roadway Corp.*(a)                                                      4,062
                                                                                        ----------
               WIRELESS TELECOMMUNICATION SERVICES (1.2%)
   517,000     Nextel Communications, Inc. "A"*                                             14,471
                                                                                        ----------
               Total common stocks (cost: $1,025,937)                                    1,173,512
                                                                                        ----------
               EXCHANGE-TRADED FUNDS (1.8%)
               ----------------------------
   122,300     iShares Russell 2000 Growth Index Fund(a)                                     7,191
   123,100     MidCap SPDR Trust Series 1(a)                                                14,271
               Total exchange-traded funds (cost: $21,335)                                  21,462
                                                                                        ----------
               Total equity securities (cost: $1,047,272)                                1,194,974
                                                                                        ----------
               MONEY MARKET INSTRUMENTS (2.0%)

               MONEY MARKET FUNDS(b)
25,099,021     SSgA Prime Money Market Fund, 2.71% (cost: $25,099)                          25,099
                                                                                        ----------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (5.2%)(h)

               MONEY MARKET FUNDS (0.1%)(b)
   486,305     AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.80%                    486
    72,231     Merrill Lynch Premier Institutional Fund, 2.63%                                  72
                                                                                        ----------
                                                                                               558
                                                                                        ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
               REPURCHASE AGREEMENTS (4.7%)(c)
   $33,500     CS First Boston LLC, 2.95%, acquired on 4/29/2005 and due 5/02/2005 at $33,500 (collateralized by $34,970 of Freddie Mac Discount
                  Notes(d), 3.39%(e), due 12/30/2005; market value $34,173)                 33,500
    20,000     Deutsche Bank Securities, Inc., 2.95%, acquired on 4/29/2005 and due 5/02/2005 at $20,000 (collateralized by $20,455 of Freddie
                  Mac Notes(d), 4.50%, due 3/15/2020; market value $20,400)                 20,000
     4,500     Morgan Stanley & Co., Inc., 2.95%, acquired on 4/29/2005 and due
                  5/02/2005 at $4,500 (collateralized by $4,625 of Fannie Mae
                  Discount Notes(d), 3.12%(e), due 7/22/2005; market value $4,593)           4,500
                                                                                        ----------
                                                                                            58,000
                                                                                        ----------
               CORPORATE BONDS (0.4%)
     5,000     Monumental Global Funding II, Notes, 3.21%, 5/02/2005(f,g)                    5,000
                                                                                        ----------
               Total short-term investments purchased with cash collateral from
                  securities loaned (cost: $63,558)                                         63,558
                                                                                        ----------
               TOTAL INVESTMENTS (COST: $1,135,929)                                     $1,283,631
                                                                                        ==========

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           to Portfolio of INVESTMENTS

USAA GROWTH & INCOME FUND
APRIL 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

      USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

      A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

          1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

          2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

          3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

          4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

          5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2005 (UNAUDITED)

          6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

      B. As of April 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2005, were $179,834,000 and $32,132,000, respectively, resulting in net unrealized appreciation of $147,702,000.

      C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,228,391,000 at April 30, 2005, and in, total, may not equal 100%.

      D. iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on various stock exchanges.

      E. SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES
--------------------------------------------------------------------------------

      (a) The security or a portion thereof was out on loan as of April 30, 2005. The aggregate fair market value of these securities as of April 30, 2005, was approximately $61,881,000.

      (b) Rate represents the money market fund annualized seven-day yield at April 30, 2005.

      (c) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

      (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

      (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

 N O T E S
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           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2005 (UNAUDITED)

      (f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

      (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2005.

      (h) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

      (i) Security was fair valued at April 30, 2005, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

      * Non-income-producing security for the 12 months preceding April 30, 2005.

10

 N O T E S
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               DIRECTORS     Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

          ADMINISTRATOR,     USAA Investment Management Company
     INVESTMENT ADVISER,     P.O. Box 659453
            UNDERWRITER,     San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT     USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

               CUSTODIAN     State Street Bank and Trust Company
          AND ACCOUNTING     P.O. Box 1713
                   AGENT     Boston, Massachusetts 02105

             INDEPENDENT     Ernst & Young LLP
       REGISTERED PUBLIC     100 West Houston St., Suite 1900
         ACCOUNTING FIRM     San Antonio, Texas 78205

               TELEPHONE     Call toll free - Central time
        ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL     (800) 531-8181
       INFORMATION ABOUT     For account servicing, exchanges,
            MUTUAL FUNDS     or redemptions
                             (800) 531-8448

         RECORDED MUTUAL     24-hour service (from any phone)
       FUND PRICE QUOTES     (800) 531-8066

             MUTUAL FUND     (from touch-tone phones only)
          USAA TOUCHLINE     For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

         INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
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            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48489-0605                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 23, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 24, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    JUNE 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.